SCHEDULE 1 - CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
SCHEDULE I-CONDENSED FINANCIAL INFORMATION
SCHEDULE 1 - CONDENSED FINANCIAL INFORMATION

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
Assets:
Cash and cash equivalents	131,534	68,438	9,831
Prepaid expenses and other assets	2,748	2,639	379
Amounts due from its subsidiaries and the consolidated VIEs	267,152	905,015	129,997
Available-for-sale investments	82,465	85,129	12,228
Investments in its subsidiaries and the consolidated VIEs	—	3,682,743	528,992

Total assets	483,899	4,743,964	681,427
Liabilities:
Accrued expenses and other liabilities	8,833	6,497	933
Amounts due to its subsidiaries and the consolidated VIEs	—	200,331	28,776
Amounts due to related parties	—	47,046	6,758
Deficits of investments in its subsidiaries and the consolidated VIEs	838,479	—	—

Total liabilities	847,312	253,874	36,467
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 123,132,842 and 186,332,444 shares issued as of December 31, 2018 and 2019, respectively; 123,128,842 and 185,595,072 shares outstanding as of December 31, 2018 and 2019, respectively)	77	121	17
Treasury stock (4,000 and 737,372 shares as of December 31, 2018 and 2019, respectively)	(254)	(37,097)	(5,329)
Additional paid-in capital	1,293,968	5,038,691	723,763
Accumulated other comprehensive income	16,390	21,855	3,139
Accumulated deficit	(1,673,594)	(533,480)	(76,630)

Total (deficit)/equity	(363,413)	4,490,090	644,960

Total liabilities and (deficit)/equity	483,899	4,743,964	681,427

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Operating expenses	(142,225)	(129,942)	(62,789)	(9,019)
Interest income	5,411	5,362	5,280	758
Non-operating income, net	778	761	795	114
Share of (loss)/income of its subsidiaries and the consolidated VIEs	(52,038)	1,703,629	1,212,325	174,140

Net (loss)/income	(188,074)	1,579,810	1,155,611	165,993

Basic net (loss)/income per share	(1.0309)	8.5754	6.2391	0.8962

Weighted average number of ordinary shares outstanding, basic	182,438,985	184,225,643	185,219,586	185,219,586

Diluted net (loss)/income per share	(1.0309)	8.4813	6.1951	0.8899

Weighted average number of ordinary shares outstanding, diluted	182,438,985	186,270,515	186,535,464	186,535,464

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net (loss)/income	(188,074)	1,579,810	1,155,611	165,993

Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	(17,979)	7,737	1,626	234
Unrealized (losses)/gains on available-for-sale investments	(411)	(2,414)	3,839	551

Comprehensive (loss)/income	(206,464)	1,585,133	1,161,076	166,778

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net (loss)/income	(188,074)	1,579,810	1,155,611	165,993
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Share of income/(loss) of its subsidiaries and the consolidated VIEs	52,038	(1,703,629)	(1,212,325)	(174,140)
Share-based compensation	125,569	119,998	43,941	6,312
Dividends received	540,000	—	—	—
Changes in operating assets and liabilities
Prepaid expenses and other assets	348	(2,405)	109	16
Accrued expenses and other liabilities	10,899	(5,944)	(2,337)	(336)

Net cash provided by/(used in) operating activities	540,780	(12,170)	(15,001)	(2,155)

Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries and the consolidated VIEs	(11,523)	(6,678)	(13,867)	(1,991)
Purchase of held-to-maturity investments	(326)	—	—	—
Redemption of held-to-maturity investments	34,347	—	—	—
Purchase of available-for-sale investments	(35,164)	(46,379)	(91,050)	(13,079)
Proceeds on disposal of available-for-sale investments	—	—	93,343	13,408

Net cash used in investing activities	(12,666)	(53,057)	(11,574)	(1,662)
Cash Flows from Financing Activities:
Dividends paid to shareholders	(605,238)	(106,626)	—	—
Repurchase of ordinary shares	—	(254)	(36,843)	(5,292)

Net cash used in financing activities	(605,238)	(106,880)	(36,843)	(5,292)

Effect of foreign exchange rate changes	(17,163)	3,423	322	46

Net decrease in cash and cash equivalents	(94,287)	(168,684)	(63,096)	(9,063)
Cash and cash equivalents, beginning of year	394,505	300,218	131,534	18,894

Cash and cash equivalents, end of year	300,218	131,534	68,438	9,831

YIREN DIGITAL LTD.

SCHEDULE I-NOTES TO THE CONDENSED FINANCIAL INFORMATION

1.BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company used the equity method to account for investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements.

2.INVESTMENTS IN SUBSIDIARIES AND VIES

The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported as shares of income/ (loss) of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries in the condensed financial information to the Parent Company.

3.AMOUNTS DUE FROM/ TO ITS SUBSIDIARIES AND THE CONSOLIDATED VIES

Amounts due from its subsidiaries and the consolidated VIEs represent an interest-free, unsecured and repayable on demand loan provided to Yiren Digital HK and Hengcheng and dividend receivable from Yiren Digital HK. Amounts due to its subsidiaries and the consolidated VIEs represent amounts paid by its subsidiaries on behalf of the Parent Company.

4.AMOUNTS DUE TO RELATED PARTIES

As of December 31, 2019, amounts due to related parties represent the amounts payable to Puxin for the disposal of Huimin.